Share based payment - Additional Information (Detail) ₨ / shares in Units, ₨ in Millions		5 Months Ended	7 Months Ended	12 Months Ended
	Aug. 23, 2021 shares ₨ / shares	Aug. 23, 2021 shares	Mar. 31, 2022 INR (₨) shares	Mar. 31, 2023 INR (₨) shares	Mar. 31, 2023 INR (₨) shares	Mar. 31, 2023 INR (₨) shares	Mar. 31, 2023 INR (₨) shares $ / shares	Mar. 31, 2022 INR (₨) shares	Mar. 31, 2022 INR (₨) shares $ / shares	Mar. 31, 2021 INR (₨) shares ₨ / shares	Mar. 31, 2023 $ / shares	Mar. 31, 2022 $ / shares	Mar. 31, 2020 shares
Share Based Payment Arrangements [Line Items]
Weighted average exercise price of options outstanding | ₨ / shares										₨ 303
Weighted average exercise price of options granted during the year | ₨ / shares										₨ 404
Number of options exercised during the year		1,000,000	0							0
Weighted average exercise price of options forfeited during the year | ₨ / shares										₨ 395
Weighted average exercise price of options repurchased during the year | ₨ / shares										157
Weighted average exercise price of exercisable options during the year | ₨ / shares										₨ 250
Weighted average remaining contractual life of options outstanding				3 years 10 months 17 days				4 years 3 months 14 days		5 years 9 months
Amount paid on account of upside accrued to employees | ₨								₨ 524
Number of share vested options repurchased in share-based payment arrangement								264,480
Fair value of the vested stock options repurchased paid on repurchase date | ₨								₨ 89
Replacement of group stock option plans, exchange ratio	0.8289					0.8289
Number of share options forfeited in share based payment arrangement		0								0
Number of Share options outstanding	0	0								16,000,000			18,000,000
Number of share options exercisable										8,000,000
Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Weighted average exercise price of options outstanding | $ / shares											$ 4.18	$ 4.22
Weighted average exercise price of options granted during the year | $ / shares							$ 4.11		$ 3.69
Number of options exercised during the year					1,000,000	1.66		2.25
Weighted average exercise price of share replacement of group stock option plans | $ / shares							$ 4.18		$ 4.22
Number of share options vested in share based payment arrangement	5,747,481				6,933,865
Number of unvested option, shares	5,923,543				7,146,270
Number of Share options outstanding			12,000,000	11,000,000	11,000,000	11,000,000	11,000,000	12,000,000	12,000,000
Number of share options exercisable			6,000,000	11,000,000	11,000,000	11,000,000	11,000,000	6,000,000	6,000,000
Cash Settled Share Based Payments [Member]
Share Based Payment Arrangements [Line Items]
Carrying amount of the liability realting to the cash settled share based payments | ₨			₨ 0	₨ 0	₨ 0	₨ 0	$ 0	₨ 0	$ 0	₨ 102
Cash paid per option outstanding | ₨ / shares	₨ 201.75
2021 Incentive Award Plan
Share Based Payment Arrangements [Line Items]
Weighted average exercise price of options outstanding | $ / shares											9.92
Weighted average exercise price of options granted during the year | $ / shares							$ 9.49
Number of options exercised during the year					0
Weighted average exercise price of exercisable options during the year | $ / shares											$ 10
Weighted average remaining contractual life of options outstanding				8 years 6 months 21 days
Number of Share options outstanding			30,000,000	36,000,000	36,000,000	36,000,000	36,000,000	30,000,000	30,000,000
Number of share options exercisable			4,000,000	14,000,000	14,000,000	14,000,000	14,000,000	4,000,000	4,000,000
One Time Partial Liquidity Scheme For Outstanding ESOPS [Member]
Share Based Payment Arrangements [Line Items]
Number of share options vested out of options granted are eligible for surrender of Shares per option under share based payment arrangement | ₨ / shares										₨ 420
Number of share options opted by employees for surrender										2,592,557
Surrendered options are subject to value adjustment per share | ₨ / shares										₨ 420
Amount paid on account of upside accrued to employees | ₨								₨ 524
Top of range [member] | One Time Partial Liquidity Scheme For Outstanding ESOPS [Member]
Share Based Payment Arrangements [Line Items]
Maximum percentage of options vested out of options granted under share based payment arrangement										40.00%